SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 366,581	$ 20,070
Valuation allowance	(366,581)	(20,070)
Deferred tax assets